Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 422	$ 395	$ 209
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	659	654	(443)
Reclassification adjustment for realized (gains) losses included in net earnings	(313)	(13)	5
Total net unrealized gains (losses) on securities	346	641	(438)
Net unrealized gains on cash flow hedges	24	28	2
Other comprehensive income (loss), net of tax	370	669	(436)
Total comprehensive income (loss), net of tax	792	1,064	(227)
Less: Comprehensive income (loss) attributable to noncontrolling interests	(1)	2	2
Comprehensive income (loss) attributable to shareholder	$ 793	$ 1,062	$ (229)